Shareholder Fees - FidelitySeriesLargeCapValueIndexFund-PRO	Apr. 01, 2025 USD ($)
FidelitySeriesLargeCapValueIndexFund-PRO | Fidelity Series Large Cap Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none